Annual Total Returns - FidelityShort-TermBondFund-RetailPRO - FidelityShort-TermBondFund-RetailPRO - Fidelity Short-Term Bond Fund - Fidelity Short-Term Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	0.93%
Annual Return 2015	0.67%
Annual Return 2016	1.45%
Annual Return 2017	1.15%
Annual Return 2018	1.19%
Annual Return 2019	4.20%
Annual Return 2020	3.70%
Annual Return 2021	(0.73%)
Annual Return 2022	(3.62%)
Annual Return 2023	5.34%